Income Taxes - Schedule of reconciliation setting forth the differences between the effective tax rates (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
U.S. Federal income tax provision expense at statutory rate	21.00%	21.00%	21.00%	21.00%
Effect of nondeductible stock-based compensation			(1.90%)	(0.70%)
Foreign rate differential			2.20%	(0.30%)
Mark to market of warrant liabilities			(1.30%)	2.60%
State taxes net of federal benefit			4.50%	6.50%
Non-deductible financing expenses			0.40%	(1.30%)
Valuation allowance			(38.20%)	(28.20%)
Valuation allowance release related to IP transaction (see Note 11)				20.40%
Investment transfer			6.80%
Other differences			(0.40%)	(1.20%)
US federal and state research credits			1.60%	1.10%
Uncertain tax positions			(1.10%)
Foreign earnings includible in US			(2.00%)	(0.80%)
Effective income tax rate			(8.50%)	19.10%